LG QRAFT AI-POWERED U.S. LARGE CAP CORE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

COMMON STOCKS — 99.7%	Shares	Fair Value
Communications — 7.9%
Alphabet, Inc., Class A	89	$15,267
AT&T, Inc.	1,258	24,216
Charter Communications, Inc., Class A(a)	92	34,934
Interpublic Group of Companies, Inc. (The)	818	26,315
Meta Platforms, Inc., Class A	239	113,485
Netflix, Inc. (a)	17	10,682
News Corporation, Class A	1,492	41,149
T-Mobile US, Inc.	50	9,114
Verizon Communications, Inc.	238	9,644
Warner Bros Discovery, Inc.(a)	6,922	59,876
		344,682
Consumer Discretionary — 9.9%
Amazon.com, Inc. (a)	869	162,486
Ford Motor Company	3,540	38,303
LKQ Corporation	1,473	61,130
Tesla, Inc. (a)	687	159,431
TJX Companies, Inc. (The)	96	10,850
		432,200
Consumer Staples — 6.3%
Conagra Brands, Inc.	1,341	40,659
Hormel Foods Corporation	2,619	84,096
Kenvue, Inc.	4,113	76,049
Kraft Heinz Company (The)	680	23,943
Molson Coors Beverage Company, Class B	374	19,766
Walgreens Boots Alliance, Inc.	2,572	30,530
		275,043
Energy — 1.8%
Exxon Mobil Corporation	114	13,519
Kinder Morgan, Inc.	3,047	64,383
		77,902
Financials — 6.8%
American Express Company	38	9,616
Cincinnati Financial Corporation	193	25,210
Citigroup, Inc.	160	10,381
Everest Re Group Ltd.	52	20,429
Franklin Resources, Inc.	2,925	66,895
Goldman Sachs Group, Inc. (The)	20	10,181
Huntington Bancshares, Inc.	2,915	43,579
JPMorgan Chase & Company	44	9,363
KeyCorporation	3,386	54,616
M&T Bank Corporation	134	23,071
Morgan Stanley	121	12,488
Wells Fargo & Company	172	10,206
		296,035
Health Care — 5.4%
AbbVie, Inc.	53	9,822
Boston Scientific Corporation(a)	268	19,800
Bristol-Myers Squibb Company	225	10,701
Eli Lilly & Company	17	13,673
Pfizer, Inc.	1,700	51,918
Quest Diagnostics, Inc.	155	22,057
UnitedHealth Group, Inc.	30	17,285
Universal Health Services, Inc., Class B	103	22,017
(Unaudited) (Continued)
COMMON STOCKS — 99.7% - (continued)	Shares	Fair Value
Health Care — 5.4% - continued
Viatris, Inc.	5,657	$68,222
		235,495
Industrials — 4.3%
Amphenol Corporation, Class A	151	9,703
Boeing Company (The) (a)	55	10,483
CSX Corporation	1,097	38,504
Eaton Corporation PLC	32	9,753
FedEx Corporation	47	14,206
GE Vernova, LLC(a)	58	10,338
Republic Services, Inc.	130	25,262
Southwest Airlines Company	1,108	29,850
Trimble, Inc. (a)	702	38,287
		186,386
Materials — 2.8%
Amcor PLC	10,882	114,587
Freeport-McMoRan, Inc.	199	9,037
		123,624
Real Estate — 5.5%
Host Hotels & Resorts, Inc.	3,416	59,813
Invitation Homes, Inc.	717	25,289
Kimco Realty Corporation	2,288	49,718
Realty Income Corporation	755	43,360
VICI Properties, Inc.	1,975	61,739
		239,919
Technology — 35.5%+
Adobe, Inc. (a)	39	21,514
Advanced Micro Devices, Inc. (a)	985	142,313
Apple, Inc.	912	202,537
Arista Networks, Inc. (a)	37	12,822
Broadcom, Inc.	1,170	187,996
Crowdstrike Holdings, Inc., Class A(a)	53	12,294
Garmin Ltd.	171	29,284
Gen Digital, Inc.	1,266	32,903
Hewlett Packard Enterprise Company	1,583	31,518
Intel Corporation	1,364	41,929
International Business Machines Corporation	61	11,721
Intuit, Inc.	20	12,947
Juniper Networks, Inc.	667	25,139
Lam Research Corporation	9	8,291
Microchip Technology, Inc.	116	10,298
Micron Technology, Inc.	1,144	125,634
Microsoft Corporation	364	152,280
NVIDIA Corporation	1,948	227,956
Oracle Corporation	80	11,156
Palo Alto Networks, Inc. (a)	42	13,639
QUALCOMM, Inc.	93	16,828
Salesforce, Inc.	76	19,669
ServiceNow, Inc. (a)	16	13,030
Skyworks Solutions, Inc.	274	31,132
Super Micro Computer, Inc. (a)	157	110,159
Synopsys, Inc. (a)	38	21,216
Texas Instruments, Inc.	56	11,413
Visa, Inc., Class A	53	14,080
		1,551,698
Utilities — 13.5%
Ameren Corporation	506	40,111

LG QRAFT AI-POWERED U.S. LARGE CAP CORE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

COMMON STOCKS — 99.7% - (continued)	Shares	Fair Value
Utilities — 13.5% - continued
American Electric Power Company, Inc.	401	$39,346
CenterPoint Energy, Inc.	2,397	66,517
Constellation Energy Corporation	61	11,578
Evergy, Inc.	1,982	114,955
FirstEnergy Corporation	2,033	85,203
NiSource, Inc.	2,342	73,188
PG&E Corporation	2,121	38,708
PPL Corporation	2,715	80,690
Public Service Enterprise Group, Inc.	373	29,754
Vistra Corporation	155	12,279
		592,329

Total Common Stocks (Cost $4,033,210)		4,355,313

Total Investments — 99.7% (Cost $4,033,210)		4,355,313

Other Assets in Excess of Liabilities — 0.3%		11,859

NET ASSETS — 100.0%		$4,367,172

LLC – Limited Liability Company

LTD – Limited Company

PLC – Public Limited Company

(a)	Non-income producing security.

+	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.